Contingencies and Commitments - Summary of Total Future Aggregate Minimum Operating Lease Payments Under Non-cancellable Operating Leases and Other Commitments (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 54,751	¥ 49,688
Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	12,825	19,131
Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	39,967	29,580
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	1,959	¥ 977
Land and buildings [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	3,481
Land and buildings [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	1,147
Land and buildings [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	2,044
Land and buildings [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	290
Equipment [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	34,291
Equipment [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	7,524
Equipment [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	25,098
Equipment [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	1,669
Ancillary facilities [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	16,979
Ancillary facilities [member] | Less than 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	4,154
Ancillary facilities [member] | Within 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum operating lease payments under non-cancellable operating leases and other commitments	¥ 12,825